Financial Instruments and Related Risk Management (Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	$ 853	$ 941	$ 901
Investment at FVTOCI (Note 15)	221	190
Notes and debentures	1,037	512
Long-term debt (Note 18)	8,881	8,913
Non-current Financial Assets At Amortised Cost	0	19
Non-current Financial Asstes at Fair Value through Profit or Loss	0	45
Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	22	20
Investment at FVTOCI (Note 15)	221	190
Non-current Financial Asstes at Fair Value through Profit or Loss	0	45
Recurring fair value measurement [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(33)	(16)
Marketable Securities [Member] | Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	108	173
Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	999	499
Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	38	13
Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	8,866	8,884
Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	15	29
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	0	0
Investment at FVTOCI (Note 15)	211	180
Non-current Financial Assets At Amortised Cost	0	16
Non-current Financial Asstes at Fair Value through Profit or Loss	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	23	35
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	1,002	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	3,309	3,110
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	0	0
Level 2 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	22	20
Investment at FVTOCI (Note 15)	0	0
Non-current Financial Assets At Amortised Cost	0	0
Non-current Financial Asstes at Fair Value through Profit or Loss	0	0
Level 2 of fair value hierarchy [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(33)	(16)
Level 2 of fair value hierarchy [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	85	138
Level 2 of fair value hierarchy [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	502
Level 2 of fair value hierarchy [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	38	13
Level 2 of fair value hierarchy [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	4,953	5,462
Level 2 of fair value hierarchy [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	15	29
Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	0	0
Investment at FVTOCI (Note 15)	10	10
Non-current Financial Assets At Amortised Cost	0	0
Non-current Financial Asstes at Fair Value through Profit or Loss	0	45
Level 3 of fair value hierarchy [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	0	0
Level 3 of fair value hierarchy [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	0	0
Level 3 of fair value hierarchy [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Level 3 of fair value hierarchy [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Level 3 of fair value hierarchy [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	0	0
Level 3 of fair value hierarchy [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	$ 0	$ 0